[INVESCO ICON]  INVESCO FUNDS                     INVESCO FUNDS GROUP, INC.
                                                  7800 East Union Avenue
                                                  Denver, Colorado 80237
                                                  Post Office Box 173706
                                                  Denver, Colorado 80217-3706
                                                  Telephone: 303-930-6300




June 7, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      INVESCO Combination Stock & Bond Funds, Inc.
         1933 Act No. 033-69904
         1940 Act No. 811-8066
         CIK No. 0000913126

Ladies and Gentlemen:

Pursuant  to  Rule  497(j)  of the  Securities  Act of  1933  (the  "1933  Act")
(submission type 497), INVESCO Combination Stock & Bond Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectuses for INVESCO Industrial Income Fund and INVESCO Total Return Fund and Statements of Additional Information for INVESCO Industrial Income Fund and INVESCO Total Return Fund for filing under Rule 497(j) does not differ from that contained in the Post-Effective Amendment No. 7 under the Securities Act of 1933 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on May 28, 1999. This Post-Effective Amendment became effective May 28, 1999.

If you have any questions or comments, please contact the undersigned at 303/930-6526.

Sincerely,


/s/  James F. Lummanick
--------------------------
James F. Lummanick
Senior Vice President and
  Assistant General Counsel